OTHER LIABILITIES (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	£ 91	£ 114
Other	1,791	2,387
Other liabilities	£ 1,882	£ 2,501